Label	Element	Value
Johnson Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	JOHNSON MUTUAL FUNDS Johnson Core Plus Bond Fund SUPPLEMENT DATED February 9, 2024 TO THE PROSPECTUS DATED May 1, 2023
Risk/Return [Heading]	rr_RiskReturnHeading	Johnson Core Plus Bond Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance table on page 20 of the Fund’s prospectus is hereby restated as follows:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Bloomberg US Aggregate Bond Index is the primary benchmark.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	For the Periods ended December 31, 2022
Johnson Core Plus Bond Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.01%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.43%)
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.71%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(11.99%)
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.58%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(12.83%)
Johnson Core Plus Bond Fund | Johnson Core Plus Bond Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.10%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(9.45%)